Other Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Other Current Assets
Other Current Assets
2.	Other Current Assets

Other current assets consist of the following as of March 31, 2023 and December 31, 2022:

	March 31,	December 31,
	2023	2022
Inventory	$4,550	$4,550
Receivable from investment platform vendor	1,796	157,598
Advance paid to vendor for supply development contract	250,000	250,000
Other prepaid expenses	230,888	375,856
Deferred stock issuance costs	68,252	—
Other current assets	$555,486	$788,004

The receivable from the Company’s investment platform vendor is the result of a timing difference between when investors in the Company’s offering of Series C Preferred Stock purchase shares and remit payment to the platform vendor and when these funds are released to the Company by the platform vendor. Deferred stock issuance costs relate to expenses incurred for the Company’s initial public offering which was completed in May 2023.

4.Other Current Assets

Other current assets consist of the following as of December 31, 2022 and 2021:

	2022	2021
Inventory	$4,550	$—
Receivable from investment platform vendor	157,598	418,503
Advance paid to vendor for supply development contract	250,000	250,000
Other prepaid expenses	375,856	309,407
Other current assets	$788,004	$977,910

The receivable from the Company’s investment platform vendor is the result of a timing difference between when investors in the Company’s offering of Series C Preferred Stock purchase shares and remit payment to the platform vendor and when these funds are released to the Company by the platform vendor. The receivable at December 31, 2022 was collected by the Company in March 2023.